Dividend Payables	12 Months Ended
Dec. 31, 2023
Dividend Payables [Abstract]
DIVIDEND PAYABLES
22	DIVIDEND PAYABLES

Pursuant to a board meeting dated September 30, 2022, the Company declared a dividend of US$1,240 (approximately RMB8,564) to the shareholders. As December 31, 2022, RMB6,432 has been paid. As December 31, 2023, a balance RMB2,132 remains. The remaining dividend will be paid in October 2024.